Additional Financial Information (Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Additional Financial Information [Abstract]
Accounts payable	$ 8,593	$ 7,437
Accrued rents and other	2,004	2,761
Accrued payroll and commissions	2,170	2,225
Deferred directory revenue	904	1,278
Accrued interest	1,576	1,601
Compensated future absences	525	538
Current portion of employee benefit obligation	2,288	2,394
Other	1,798	1,821
Total accounts payable and accrued liabilities	19,858	20,055
Deferred compensation (included in Other noncurrent liabilities)	$ 1,020	$ 1,003